CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments: a-l) (Details) MMBTU in Thousands, m³ in Millions					1 Months Ended	12 Months Ended
	Dec. 30, 2019 MMBTU	May 09, 2018 MMBTU	Apr. 24, 2017 MW	Jun. 30, 2008 USD ($) m³	Jun. 30, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2018 USD ($)	Dec. 13, 2019 payment	Jun. 30, 2018 USD ($)
Ternium Mexico Syndicated Loan Due June 2023
Disclosure of contingent liabilities [line items]
Original principal amount									$ 1,000,000,000
Number of loan payments | payment								8
Borrowings, net senior leverage ratio						350.00%
Line of credit facility, disbursed					$ 600,000,000		$ 400,000,000
Property, plant and equipment
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 175,500,000
Wind Generation Farm
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 62,000,000
ValeS.A.MineracaoCorumbaenseReunidaS.A. | Scenario one
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of penalty						7.00%
Long-term purchase commitment, minimum percentage of volume required						80.00%
ValeS.A.MineracaoCorumbaenseReunidaS.A. | Scenario one | Bottom of range
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated						70.00%
ValeS.A.MineracaoCorumbaenseReunidaS.A. | Scenario one | Top of range
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated						75.00%
ValeS.A.MineracaoCorumbaenseReunidaS.A. | Scenario two
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of penalty						15.00%
Long-term purchase commitment, minimum percentage of volume required						80.00%
ValeS.A.MineracaoCorumbaenseReunidaS.A. | Scenario two | Bottom of range
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated						70.00%
Air Liquide Argentina S.A. | Public utilities inventory, fuel
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 167,100,000
Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term			25 years
Long-term contract for purchase of electric power, electrical demand | MW			699
Percentage of electricity needs supplied			78.00%
Guarantor obligations, outstanding						59,900,000
Gas Industrial de Monterrey, S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						19,800,000
Guarantor obligations, amount						28,800,000
Long-term purchase commitment, obligations outstanding						6,500,000
Praxair Mexico | Minimum Annual Oxygen Consumption
Disclosure of contingent liabilities [line items]
Long-term purchase commitment , minimum annual consumption, amount				$ 4,500,000
Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Border Pipeline L.L.C.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of natural gas transportation, period		10 years
Long-term contract for purchase of natural gas transportation, capacity | MMBTU		60
Long-term contract for purchase of natural gas transportation, amount						3,700,000
Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Gas Natural de México S. de R.L. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of natural gas transportation, period	15 years
Long-term contract for purchase of natural gas transportation, capacity | MMBTU	31
Long-term contract for purchase of natural gas transportation, amount						4,800,000
Kinder Morgan Gas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, obligations outstanding						179,000,000
Kinder Morgan Gas | Ternium S.A.
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding						$ 85,900,000
Guarantor obligations, percentage						48.00%
Iron Ore, Pellets and Iron Ore Fines | ValeS.A.MineracaoCorumbaenseReunidaS.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 304,900,000
Long-term purchase commitment, minimum percentage of volume required						80.00%
Natural Gas | Tecpetrol
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 48,600,000
Natural Gas | Transportadora de Gas del Norte S.A. and Energy Consulting Services S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 5,300,000
Industrial Gas | Praxair Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount				$ 421,000,000
Long-term purchase commitment , minimum annual consumption, volume | m³				96.0